Income Taxes (Tables)	3 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	2021	2020

Approximate net operating loss carry forwards	$10,605,000	$8,724,000

Deferred tax assets:
Federal net operating loss	$2,226,947	$1,832,139
State net operating loss	723,270	591,976
Tax credit	49,740	49,740
Goodwill	(148,373)	(148,373)
Total deferred tax assets	2,226,947	2,325,482
Less valuation allowance	(2,226,947)	(2,325,482)
	$-	$-

Schedule of consolidated statements of income
	2021	2020
Current
Federal	$-	$-
State	-	-
	-	-
Deferred
Federal	-	-
State	-	-
	-	-
Income tax expense	$-	$-

Schedule of income tax rate to the federal statutory rate
	2021	2020

Federal income tax rate	21.0%	21.0%
State tax, net of federal benefit	6.0%	6.0%
Net operating losses	-16.7%	-16.7%
Permanent differences	-10.6%	-10.6%
Amortization of goodwill	0.3%	0.3%
Effective income tax rate	0.0%	0.0%